T. ROWE PRICE GLOBAL INDUSTRIALS FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.4%
INDUSTRIALS & BUSINESS SERVICES 95.4%

Aerospace & Defense 7.9%
Airbus (EUR) (1)	5,526	401
Boeing	2,164	358
Honeywell International	1,590	262
Kratos Defense & Security Solutions (1)	11,227	216
Safran (EUR) (1)	3,275	322
Textron	6,660	240
Thales (EUR)	4,855	364
		2,163
Air Freight & Logistics 3.0%
United Parcel Service, Class B	4,900	816
		816
Airlines 0.8%
Wizz Air Holdings (GBP) (1)	5,440	218
		218
Auto Components 6.6%
Bharat Forge (INR)	10,998	67
Huayu Automotive Systems, A Shares (CNH)	69,480	255
Magna International	18,631	852
Stanley Electric (JPY)	11,900	343
Valeo (EUR)	7,023	216
Visteon (1)	964	67
		1,800
Automobiles 3.7%
Daimler (EUR)	8,479	458
Suzuki Motor (JPY)	13,100	561
		1,019
Building Products 1.7%
Daikin Industries (JPY)	2,500	462
		462

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

	Shares	$ Value
(Cost and value in $000s)

Business Services 7.5%
Ashtead Group (GBP)	6,466	233
Avery Dennison	1,585	203
HomeServe (GBP)	13,979	223
Linde	890	212
Recruit Holdings (JPY)	16,400	651
Renrui Human Resources Technology Holdings (HKD) (1)(2)	32,100	85
Teleperformance (EUR)	1,437	443
		2,050
Construction & Engineering 0.4%
Siemens Energy (EUR) (1)	3,705	100
		100
Construction & Farm Equipment 6.2%
Cummins	4,326	914
Komatsu (JPY)	18,500	406
PACCAR	4,198	358
		1,678
Electrical Equipment 15.6%
Alstom (EUR) (1)	5,848	292
Amphenol, Class A	4,556	493
Hamamatsu Photonics (JPY)	7,000	354
Hangzhou Hikvision Digital Technology, A Shares (CNH)	107,866	607
Hongfa Technology, A Shares (CNH)	18,986	128
Infineon Technologies (EUR)	26,703	753
Littelfuse	2,215	393
National Instruments	4,076	146
Roper Technologies	1,916	757
Shenzhen Inovance Technology, A Shares (CNH)	21,168	181
Stoneridge (1)(2)	7,470	137
		4,241
Household Durables 3.4%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	79,808	629
Midea Group, A Shares (CNH)	28,180	302
		931

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

	Shares	$ Value
(Cost and value in $000s)

Industrial Conglomerates 12.6%
Fortive	5,709	435
General Electric	127,454	794
GVS (EUR) (1)	10,374	140
Sealed Air	7,020	272
Siemens (EUR)	7,410	936
Smiths Group (GBP)	18,304	324
TKH Group, CVA (EUR)	7,539	275
Trelleborg, B Shares (SEK) (1)	14,346	253
		3,429
Industrial Machinery 12.6%
Aida Engineering (JPY)	16,600	114
Chart Industries (1)	6,080	427
Helios Technologies	1,657	60
IDEX	550	101
Impro Precision Industries (HKD)	288,000	79
Ingersoll Rand (1)	17,816	634
KION Group (EUR)	4,766	407
Meritor (1)	4,599	96
Miura (JPY)	9,000	442
NexTier Oilfield Solutions (1)	119,260	221
Parker-Hannifin	1,810	366
SMC (JPY)	900	502
		3,449
Information Technology 5.9%
Aspen Technology (1)	1,452	184
Bentley Systems, Class B (1)	577	18
Cognex	1,393	91
Entegris	6,679	496
Hexagon, B Shares (SEK) (1)	4,682	354
Keyence (JPY)	1,000	467
		1,610
Road & Rail 7.1%
JB Hunt Transport Services	2,657	336
Kansas City Southern	3,127	565

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

	Shares	$ Value
(Cost and value in $000s)
Knight-Swift Transportation Holdings	5,510	224
Norfolk Southern	2,369	507
Old Dominion Freight Line	781	141
Ryder System	4,159	176
		1,949
Trading Companies & Distribution 0.4%
Rush Enterprises, Class A	2,050	104
		104
Total Industrials & Business Services		26,019
Total Common Stocks (Cost $20,963)		26,019

PREFERRED STOCKS 2.5%
INDUSTRIALS & BUSINESS SERVICES 2.5%
Aerospace & Defense 0.6%
Safran (EUR) (1)	1,610	151
		151
Automobiles 1.9%
Volkswagen (EUR) (3)	3,248	523
		523
Total Industrials & Business Services		674
Total Preferred Stocks (Cost $699)		674

CONVERTIBLE PREFERRED STOCKS 1.1%
INDUSTRIALS & BUSINESS SERVICES 1.1%
Automobiles 1.1%
Rivian Automotive, Series D, Acquisition Date: 12/23/19
Cost $120 (1)(4)(5)	11,134	173
Rivian Automotive, Series E, Acquisition Date: 7/10/20
Cost $141 (1)(4)(5)	9,116	141
Total Industrials & Business Services		314
Total Convertible Preferred Stocks (Cost $261)		314

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS 0.4%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7)	102,699	103
Total Short-Term Investments (Cost $103)		103
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.13% (6)(7)	12,770	128
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		128
Total Securities Lending Collateral (Cost $128)		128

Total Investments in Securities 99.9%
(Cost $22,154)		$27,238
Other Assets Less Liabilities 0.1%		19
Net Assets 100.0%		$27,257

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $314 and represents 1.2% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	Seven-day yield
(7)	Affiliated Companies
CNH	Offshore China Renminbi
CVA	Dutch Certificate (Certificaten Van Aandelen)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$349		¤	¤ $	103
T. Rowe Price Short-Term
Fund	1,102		¤	¤	128
Total					$231^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $2 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $231.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL INDUSTRIALS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Industrials Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL INDUSTRIALS FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$12,672$	13,347$	— $	26,019
Preferred Stocks	—	674	—	674
Convertible Preferred Stocks	—	—	314	314
Short-Term Investments	103	—	—	103
Securities Lending Collateral	128	—	—	128
Total	$12,903$	14,021$	314$	27,238

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $53,000 for the period ended September 30, 2020.

($000 s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	9/30/20
Investment in Securities
Convertible Preferred
Stocks	$120	$53	$141	$314